Employee benefit obligations - Movement in the defined benefit obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
At the beginning	$ (167)
Interest income/cost	(3)	$ (3)	$ (4)
Re-measurements	20	(51)	(75)
At the end	(131)	(167)
Obligations
Disclosure of net defined benefit liability (asset) [line items]
At the beginning	(517)	(461)
Interest income/cost	(7)	(8)
Loan forgiveness	4
Current service cost	(11)	(11)
Past service credit	4	8
Re-measurements	20	(51)
Employee contributions	(1)	(1)
Benefits paid	24	31
Exchange	15	(24)
At the end	(469)	(517)	(461)
Assets
Disclosure of net defined benefit liability (asset) [line items]
At the beginning	350	323
Interest income/cost	5	6
Re-measurements	8	34
Employer contributions	2	5
Employee contributions	1	1
Benefits paid	(24)	(31)
Exchange	(4)	12
At the end	$ 338	$ 350	$ 323